Goodwill and intangible assets - Summary of Intangible Asset Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 1,207	$ 8,465	$ 15,013
Cost of Sales [Member]
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	250	4,043	8,082
Selling, General and Administrative Expenses [Member]
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 957	$ 4,422	$ 6,931